LICENSE, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Amortization of license expense	$ 4,603
Stock Purchase Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding	0	0